Income taxes - Summary the Schedules of Deferred Tax Assets and Liabilities by Major Because of their Occurrence (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in profit or loss		¥ 61,544
Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		858,063	¥ 950,010
Recognized in profit or loss		174,452	594,770
Recognized in other comprehensive income		279,236	(723,692)
Changes accompanying business combination		(3,901)	11,174
Recognized directly in equity		(1,618)	(2,866)
Other	[1]	75,686	28,667
Deferred tax liability (asset)		1,381,918	858,063
Deferred Tax Assets [Member] | Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		81,088	71,087
Recognized in profit or loss		(11,765)	(5,756)
Changes accompanying business combination		460	10,157
Other	[1]	7,758	5,600
Deferred tax liability (asset)		77,541	81,088
Deferred Tax Assets [Member] | Defined Benefit Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		67,135	72,562
Recognized in profit or loss		16,287	5,826
Recognized in other comprehensive income		(11,350)	(8,245)
Changes accompanying business combination			(28)
Recognized directly in equity		(613)	(1,881)
Other	[1]	4,088	(1,099)
Deferred tax liability (asset)		75,547	67,135
Deferred Tax Assets [Member] | Amortization Including Content Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		2,217	26,759
Recognized in profit or loss		14,293	(1,675)
Changes accompanying business combination			(25,695)
Other	[1]	3,109	2,828
Deferred tax liability (asset)		19,619	2,217
Deferred Tax Assets [Member] | Lease liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		118,847	101,430
Recognized in profit or loss		17,154	12,818
Changes accompanying business combination			221
Other	[1]	(271)	4,378
Deferred tax liability (asset)		135,730	118,847
Deferred Tax Assets [Member] | Warranty Reserves And Accrued Expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		149,982	141,670
Recognized in profit or loss		7,918	4,070
Changes accompanying business combination			1,599
Other	[1]	9,502	2,643
Deferred tax liability (asset)		167,402	149,982
Deferred Tax Assets [Member] | Insurance Contract Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			179,620
Recognized in profit or loss			561,000
Recognized in other comprehensive income			(740,620)
Deferred Tax Assets [Member] | Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		44,723	29,546
Recognized in profit or loss		2,892	15,479
Other	[1]	1,192	(302)
Deferred tax liability (asset)		48,807	44,723
Deferred Tax Assets [Member] | Depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		40,052	43,189
Recognized in profit or loss		(663)	(3,566)
Other	[1]	2,214	429
Deferred tax liability (asset)		41,603	40,052
Deferred Tax Assets [Member] | Tax Credit Carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		36,224	38,884
Recognized in profit or loss		11,698	(12,297)
Changes accompanying business combination		2,991	5,792
Other	[1]	6,733	3,845
Deferred tax liability (asset)		57,646	36,224
Deferred Tax Assets [Member] | Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		6,150	7,748
Recognized in profit or loss		3,525	(1,857)
Other	[1]	1,066	259
Deferred tax liability (asset)		10,741	6,150
Deferred Tax Assets [Member] | Impairment Of Investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		6,052	9,816
Recognized in profit or loss		2,279	(3,709)
Other	[1]	(551)	(55)
Deferred tax liability (asset)		7,780	6,052
Deferred Tax Assets [Member] | Deferred Revenue [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		53,440	31,185
Recognized in profit or loss		(11,697)	22,076
Changes accompanying business combination			(2,299)
Other	[1]	6,711	2,478
Deferred tax liability (asset)		48,454	53,440
Deferred Tax Assets [Member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		224,572	196,514
Recognized in profit or loss		47,828	2,361
Recognized in other comprehensive income		(598)	(2,408)
Changes accompanying business combination		(7,352)	21,427
Recognized directly in equity		(1,005)	(985)
Other	[1]	25,836	7,663
Deferred tax liability (asset)		289,281	224,572
Deferred Tax Assets [Member] | Equity Securities Measured At FVPL [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in other comprehensive income		17,230
Other	[1]	2,010
Deferred tax liability (asset)		19,240
Deferred Tax Assets [Member] | Debt Securities Measured At FVOCI [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		27,581
Recognized in profit or loss		74,703
Recognized in other comprehensive income		273,954	27,581
Other	[1]	6,289
Deferred tax liability (asset)		382,527	27,581
Deferred Tax Assets [Member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			708,817
Deferred Tax Assets [Member] | Previously stated [member] | Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			71,087
Deferred Tax Assets [Member] | Previously stated [member] | Defined Benefit Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			72,565
Deferred Tax Assets [Member] | Previously stated [member] | Amortization Including Content Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			26,759
Deferred Tax Assets [Member] | Previously stated [member] | Lease liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			96,100
Deferred Tax Assets [Member] | Previously stated [member] | Warranty Reserves And Accrued Expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			141,344
Deferred Tax Assets [Member] | Previously stated [member] | Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			29,546
Deferred Tax Assets [Member] | Previously stated [member] | Depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			43,189
Deferred Tax Assets [Member] | Previously stated [member] | Tax Credit Carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			38,884
Deferred Tax Assets [Member] | Previously stated [member] | Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			7,748
Deferred Tax Assets [Member] | Previously stated [member] | Impairment Of Investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			9,816
Deferred Tax Assets [Member] | Previously stated [member] | Deferred Revenue [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			31,185
Deferred Tax Assets [Member] | Previously stated [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			140,594
Deferred Tax Assets [Member] | Cumulative effects of the application of new accounting standards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			241,193
Deferred Tax Assets [Member] | Cumulative effects of the application of new accounting standards [member] | Defined Benefit Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			(3)
Deferred Tax Assets [Member] | Cumulative effects of the application of new accounting standards [member] | Lease liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			5,330
Deferred Tax Assets [Member] | Cumulative effects of the application of new accounting standards [member] | Warranty Reserves And Accrued Expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			326
Deferred Tax Assets [Member] | Cumulative effects of the application of new accounting standards [member] | Insurance Contract Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			179,620
Deferred Tax Assets [Member] | Cumulative effects of the application of new accounting standards [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			55,920
Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(582,577)	(769,668)
Recognized in profit or loss		(191,575)	(552,612)
Recognized in other comprehensive income		(219,286)	757,437
Changes accompanying business combination		(5,295)	(3,328)
Recognized directly in equity		(20)	(159)
Other	[1]	(50,039)	(14,247)
Deferred tax liability (asset)		(1,048,792)	(582,577)
Deferred Tax Liabilities [Member] | Insurance Contract Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(203,719)
Recognized in profit or loss		(79,827)	(667,224)
Recognized in other comprehensive income		(219,099)	457,619
Other	[1]	2,936	5,886
Deferred tax liability (asset)		(499,709)	(203,719)
Deferred Tax Liabilities [Member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(7,012)	(80,852)
Recognized in profit or loss		(65,932)	84,297
Recognized in other comprehensive income		19	(52)
Changes accompanying business combination		(5,295)	(3,120)
Recognized directly in equity		(20)	(159)
Other	[1]	(26,753)	(7,126)
Deferred tax liability (asset)		(104,993)	(7,012)
Deferred Tax Liabilities [Member] | Right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(96,069)	(64,896)
Recognized in profit or loss		(16,775)	(24,637)
Changes accompanying business combination			(208)
Other	[1]	(396)	(6,328)
Deferred tax liability (asset)		(113,240)	(96,069)
Deferred Tax Liabilities [Member] | Equity Securities Measured At FVOCI [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(4,377)	(15,969)
Recognized in profit or loss		4,389	923
Recognized in other comprehensive income		(206)	8,846
Other	[1]	194	1,823
Deferred tax liability (asset)			(4,377)
Deferred Tax Liabilities [Member] | Equity Securities Measured At FVPL [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(24,567)	(53,139)
Recognized in profit or loss		(24,753)	31,952
Other	[1]	(3,014)	(3,380)
Deferred tax liability (asset)		(52,334)	(24,567)
Deferred Tax Liabilities [Member] | Debt Securities Measured At FVOCI [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			(330,546)
Recognized in profit or loss			39,764
Recognized in other comprehensive income			291,024
Other	[1]		(242)
Deferred Tax Liabilities [Member] | Intangible Assets Acquired Through Stock Exchange Offerings [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(23,949)	(23,949)
Deferred tax liability (asset)		(23,949)	(23,949)
Deferred Tax Liabilities [Member] | Intangible Assets Derived From EMI Music Publishing Acquisition [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(105,956)	(101,594)
Recognized in profit or loss		3,466	2,277
Other	[1]	(14,501)	(6,639)
Deferred tax liability (asset)		(116,991)	(105,956)
Deferred Tax Liabilities [Member] | Undistributed Earnings Of Foreign Subsidiaries And Affiliates [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(69,590)	(56,031)
Recognized in profit or loss		(6,856)	(15,318)
Other	[1]	(8,505)	1,759
Deferred tax liability (asset)		(84,951)	(69,590)
Deferred Tax Liabilities [Member] | Investment in M3, Inc. [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(47,338)	(42,692)
Recognized in profit or loss		(5,287)	(4,646)
Deferred tax liability (asset)		¥ (52,625)	(47,338)
Deferred Tax Liabilities [Member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			(1,106,720)
Deferred Tax Liabilities [Member] | Previously stated [member] | Insurance Contract Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			(167,337)
Deferred Tax Liabilities [Member] | Previously stated [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			(67,610)
Deferred Tax Liabilities [Member] | Previously stated [member] | Insurance Acquisition Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			(191,474)
Deferred Tax Liabilities [Member] | Previously stated [member] | Right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			(59,566)
Deferred Tax Liabilities [Member] | Previously stated [member] | Equity Securities Measured At FVOCI [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			(15,969)
Deferred Tax Liabilities [Member] | Previously stated [member] | Equity Securities Measured At FVPL [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			(53,139)
Deferred Tax Liabilities [Member] | Previously stated [member] | Debt Securities Measured At FVOCI [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			(327,359)
Deferred Tax Liabilities [Member] | Previously stated [member] | Intangible Assets Acquired Through Stock Exchange Offerings [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			(23,949)
Deferred Tax Liabilities [Member] | Previously stated [member] | Intangible Assets Derived From EMI Music Publishing Acquisition [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			(101,594)
Deferred Tax Liabilities [Member] | Previously stated [member] | Undistributed Earnings Of Foreign Subsidiaries And Affiliates [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			(56,031)
Deferred Tax Liabilities [Member] | Previously stated [member] | Investment in M3, Inc. [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			(42,692)
Deferred Tax Liabilities [Member] | Cumulative effects of the application of new accounting standards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			337,052
Deferred Tax Liabilities [Member] | Cumulative effects of the application of new accounting standards [member] | Insurance Contract Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			167,337
Deferred Tax Liabilities [Member] | Cumulative effects of the application of new accounting standards [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			(13,242)
Deferred Tax Liabilities [Member] | Cumulative effects of the application of new accounting standards [member] | Insurance Acquisition Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			191,474
Deferred Tax Liabilities [Member] | Cumulative effects of the application of new accounting standards [member] | Right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			(5,330)
Deferred Tax Liabilities [Member] | Cumulative effects of the application of new accounting standards [member] | Debt Securities Measured At FVOCI [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			¥ (3,187)

[1]	Other mainly consists of exchange differences on translating foreign operations.